CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD. - Condensed Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Total non-current assets	$ 1,430	$ 1,001
Total current assets	692	1,208
Total assets	2,122	2,209
Equity	1,299	1,080	$ 887	$ 639
Total equity and liabilities	2,122	$ 2,209
Kyivstar Group Ltd.
Non-current assets
Financial fixed assets	2,351
Total non-current assets	2,351
Total current assets	18
Total assets	2,369
Equity	2,256
Total liabilities	113
Total equity and liabilities	$ 2,369

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation